IRA Ideal!

Defined Asset Funds

Tele-
Global
Trust 3

In Touch
With Progress...
On-Line
for Growth

SalomonSmithBarney

A Member of TravelersGroup

IN TOUCH WITH THE FUTURE

A business woman e-mails her office. Her message is instantly beamed across the ocean.

A concerned father checks on his child.  He puts his car phone on speaker.

A student works on a term paper. Most of the research is downloaded from the internet.

From the fast-paced world of business, to the way a family keeps in touch, our lives have been changed by astounding advances in communications.

More than a century ago, Samuel Morse gave us the telegraph and Alexander Graham Bell changed our lives with the telephone. Since that time, progress in telecommunications technology, along with an expanding demand, have created an industry that has become increasingly attractive to investors. Favorable domestic regulatory trends, technological advances, and growing global potential continue to brighten the outlook for these stocks.

INTRODUCING TELE-GLOBAL TRUST 3

ON-LINE FOR GROWTH

From cellular service to video-conferencing to e-mail-communication methods are increasing at a startling pace. Defined Asset Funds(sm) Tele-Global Trust 3 offers an opportunity to participate in the communications revolution. This two-year Trust seeks capital appreciation by investing in telecommunications companies we believe are well-positioned to benefit from industry globalization.

DEFINED PORTFOLIO

You know in advance how your investment is allocated among the Portfolio's securities. You're investing in a known, preselected portfolio of companies - a portfolio that should remain relatively unchanged for the life of the Trust. And there is no need for multiple stock purchases. The Trust invests in many stocks but makes it simple with only one price to track. Prices are published each week in Barron's.

PROFESSIONALLY RESEARCHED

Our experienced research analysts used an extensive screening process to determine which stocks should be included in the Portfolio. The process used to screen the stocks included:
identifying telecommunications companies which they believe have growth potential over the next two years;

performance through financial analysis including the review of each company's operating history, balance sheet, and cash flow to determine credit quality; and reviewing the stocks for liquidity, market share, and timeliness of purchase.

WHY TELECOMMUNICATIONS?

FAVORABLE REGULATORY TRENDS

Recent U.S. legislation has brought a host of opportunities to telecommunications, enabling telephone companies and cable providers to cross their traditional service boundaries and offer multi-service packages. Now cable companies can connect phone calls, local phone companies have entered the long-distance arena, and both local and long-distance phone carriers can broadcast to televisions.

As the breadth of products and services continues to expand, so do the potential benefits to consumers and investors.

GLOBAL OPPORTUNITIES ABOUND

Although the Trust is concentrated in domestic stocks, 29% of the Portfolio is invested in telecommunications companies from other countries that seem poised for growth. It is anticipated that the privatization of telephone companies that were once government-owned will continue. Privatization has had a favorable impact on the profitability of some foreign telecommunications companies.

TECHNOLOGICALLY FRIENDLY

Adding a second telephone line for your modem, buying a pager for your teenager, getting a cable hook-up to catch the latest movies and download computer files...these services create common demands: hardware and service systems for transmission.

Telecommunications equipment manufacturers are expected to profit as consumers place increasing demands on service providers, which in turn will continue to retool their own systems to meet rising demands.

Evolution of Telecommunications

A look at the historical points that have shaped the new world of telecommunications.

1844
Samuel Morse sends his historic telegraph message, "What hath God Wrought?"

1876
Alexander Graham Bell's first telephone call--"Mr. Watson, come here, I want you."

1925
Bell Labs Research produces the first talking motion pictures.

1965
"Early Bird" is the world's first commercial communications satellite.

1966
Development of silicon chip makes computers smaller and much faster

1972
FCC opens up domestic satellite transmission

1990
Cellular phones grow in popularity

1996
Landmark telecommunications legislation passed.

1998
Lucent introduces 400-gigabit fiberoptic cable that can transmit the equivalent of 90,000 encyclopedia volumes per second!

A Defined Portfolio

Company Symbol Research Evaluation

BELL REGIONALS

Ameritech Corporation    AIT             Access lines and enhanced services,
                                         coupled with international
                                         investments, should result in earnings
                                         and dividend growth. Electronic
                                         commerce and security monitoring are
                                         among its specialties.

Bell Atlantic Corporation  BEL           Because of its 1997 merger with NYNEX,
                                         it has over 40 million access lines
                                         and 5.8 million wireless customers
                                         worldwide.  Bell Atlantic expects to
                                         derive long-term earnings and
                                         dividends from continued expansion of
                                         world-wide operations

BellSouth Corporation   BLS              Growth through sound overseas
                                         investments and fast-growing domestic
                                         properties is expected to continue.

SBC Communications, Inc.  SBC            SBC's domestic growth, coupled with
                                         developing international investments,
                                         are expected to contribute to good
                                         earnings and dividend growth.

U.S. West Communications Group   USW     Its geographic diversity and low
                                         population density in its market areas
                                         has led to a reduced threat of
					 competition.  U.S. West offers an
                                         attractive dividend yield with strong
                                         earnings and dividend growth resulting
                                         from continued solid access line
                                         growth.

INDEPENDENTS

Aliant Communications, Inc.   ALNT       Diversified interests include local,
                                         long-distance and wireless services as
                                         well as communications equipment for
                                         businesses.  Good earnings growth from
                                         access line and wireless customer
                                         expansion is expected.

Alltel Corporation     AT                Operations include software, long-
                                         distance and directory publishing.
                                         Non-telephone businesses and continued
                                         telephone and wireless revenue is
                                         expected to contribute to future
                                         growth.

Century Telephone Enterprises, Inc. CTL  As the tenth-largest local exchange and wireless company in the U.S.,
                                         revenues and income are expected to
                                         increase due to continued revenue and
                                         income growth from its wireless and
                                         telephone operations.

Cincinnati Bell, Inc.   CSN              As a world leader in customer care
                                         billing and telemarketing solutions,
                                         it should experience earnings growth,
                                         fueled by its diversified businesses.

GTE Corporation   GTE                    With an array of global services, GTE
                                         expects to produce earnings growth
                                         through continued volume and profit
                                         margin improvement.

LONG DISTANCE

AT&T Corporation   T                    As the world's largest long-distance
                                        communications network, earnings
                                        growth is expected to continue.

Frontier Corporation   FRO              Frontier's revenues have been growing
                                        at an accelerated pace as a result of
                                        acquisitions and internal development.
                                        Continued growth is expected to result
                                        from its acquisitions.

Sprint Corporation   FON                As the nation's third-largest inter-
                                        exchange carrier, earnings are expected
                                        to grow strongly due to good revenue
                                        and customer growth.

WIRELESS

Airtouch Communications, Inc.   ATI     With businesses in the U.S. and abroad,
					this wireless industry leader has
                                        strong revenues and earnings growth.

United States Cellular Corporation USM  As America's eighth-largest wireless service provider, it has experienced
                                        strong revenue growth, driven by a
                                        rapidly expanding customer base.

TELECOMMUNICATIONS EQUIPMENT

ADC Telecommunications, Inc.   ADCT     ADC places a strong emphasis on
                                        manufacturing fiber optic video
                                        transmission systems used by both cable
                                        and telephone companies. International
                                        sales offer a significant opportunity
                                        for new customer expansion.

Andrew Corporation   ANDW               It serves the commercial, industrial,
                                        and military markets.  Andrew is
                                        well-positioned for growth in world-
                                        wide wireless services.

Aspect Telecommunications  ASPT         Because of a strong position in the
                                        call center market, coupled with
                                        improving gross margins, Aspect expects
                                        revenue and earnings growth.

Lucent Technologies, Inc.   LU          The leading supplier of
                                        telecommunications infrastructures in
                                        the U.S. and number-two globally,
                                        Lucent is well-positioned with
                                        European, U.S., and Asian standards of
                                        digital wireless technology.

Motorola, Inc.   MOT                    This global leader in wireless
                                        equipment manufacturing expects strong
                                        growth from digital wireless
                                        infrastructure deployment.

QUALCOMM, Inc.   QCOM                   As a leader in digital wireless
                                        technologies, earnings growth is
                                        expected as wireless systems around the
                                        globe deploy digital technologies.

Scientific-Atlanta, Inc.   SFA          Scientific Atlanta expects positive
                                        earnings growth as the demand for
                                        products intensifies by the convergence
                                        of cable and telephone.

Tellabs, Inc.   TLAB                    Growth is expected through world- wide
                                        product demand from telecommunications
                                        companies upgrading wireless and
                                        wireline networks.

TELECOMMUNICATIONS/NETWORKING

CISCO Systems, Inc.   CSCO              As the world's leading supplier of
                                        high-performance, multimedia,
                                        multiprotocal and internetworking
                                        solutions, it is well-positioned for
                                        future growth with strong earnings
                                        attributable to increased unit sales of
                                        its products.

INTERNATIONAL (ADRs)

Cable and Wireless   CWP                Serving more than 50 countries on five
                                        continents, earnings are expected to
                                        increase as the company increases its
                                        global presence.

ECI Telecommunications    ECILF         ECI has demonstrated strong revenue
                                        growth for 40 consecutive quarters and
                                        longer-term earnings growth is expected
                                        as solid sales continue.

Telefonaktiebolaget   ERICY             As an international leader in
    LM Ericsson                         telecommunications products and
                                        electronic defense systems, strong
                                        earnings growth is expected from
                                        wireless technologies as foreign
                                        companies build these systems and the
                                        U.S. deploys wireless digital systems.

France Telecom   FTE                    The world's fourth-largest
                                        telecommunications carrier, its
                                        earnings are expected to grow through
                                        domestic and international expansion.

Nokia Corporation   NOKA                The world's second-largest manufacturer
                                        of wireless phones, Nokia expects
                                        strong earnings growth as cellular
                                        systems throughout the world expand or
                                        build out their infrastructures.

Northern Telecom   NT                   This leading equipment supplier expects
                                        to grow from its product and market
                                        diversification.

Portugal Telecom   PT                   The company's earnings growth is
                                        expected to be driven by strong
					development in wireline, wireless,
                                        internet and cable TV services.

Tele Danmark   TLD                      Ameritech will acquire 42% of this
					company through government
                                        privatization.  Earnings growth is
                                        expected to increase through
                                        international telecommunications
                                        service projects, and expansion of
                                        wireless and interactive capabilities
                                        of its cable TV network.

Telecom Italia   TI                     As the sixth-largest telecommunications
                                        operator in the world, wireless
                                        operations will continue to see
                                        expansion.  Telecom Italia is
                                        positioned for strong earnings growth
                                        as it capitalizes on steps taken
                                        to-date, and continues to seek foreign
                                        interests.

Telefonica de Espana   TEF              Telefonica's financial performance has
                                        been improving year-to-year, as the
                                        company seeks growth opportunities
                                        abroad.  Earnings growth will be fueled
                                        by international subsidiaries.

Vodafone Group   VOD                    Vodafone is well-positioned for growth
                                        as it continues to dominate the U.K.
                                        wireless market.  Its anticipated
                                        earnings growth is expected to result
                                        from wireless acquisitions and
                                        investments.

Defining Your Advantages

Defined Asset Funds follows a "buy and hold" strategy. The Trust is monitored, rather than managed, and each stock is reviewed and evaluated by our team of analysts on a regular basis. A stock may be sold in the event of developments that could make its retention detrimental to investors in the Portfolio.

You can reinvest your semi-annual distribution from the Trust at a reduced sales charge. By reinvesting your income, you not only increase your holdings but gain the important benefits of compounding.

Units may be sold at any time at a price based on their then-current market value, which may be more or less than their original cost.

Generally, dividends and any realized gains will be subject to tax each year. By holding this two-year Portfolio until the end, you can benefit from favorable tax treatment on any capital gains. Gains on assets held for more than 18 months are now taxed at the maximum federal tax rate of 20% for individuals.

Defining Your Risks

The following are important factors to keep in mind when considering this investment for your portfolio. Please read them carefully. Your financial professional will be happy to answer any questions you may have.

The Portfolio is designed for investors willing and able to assume the risks generally associated with equity investments, and consists solely of telecommunications stocks. It may not be appropriate for those seeking capital preservation or high current income.

There can be no assurance that the Portfolio will meet its objective.

Federal legislation is changing pricing structures and increasing competition.

The value of your investment will fluctuate with the prices of the underlying stocks. Equity markets have been at historically high levels, and no assurance can be given that these levels will continue. There can be no assurance that dividend rates will be maintained or that stock prices will not decrease.

Tax Reporting

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and the charge for organizational expenses. In addition, the annual statement and the relevant tax reporting forms you receive at year end will reflect the amount paid to you, net of the deferred sales charge and the charge for organizational expenses. Accordingly, you should not increase your basis in your units by the deferred sales charge and the charge for organizational expenses.

Defining Your Cost
Low Initial Sales Charge/
Reduced Charge for Rollovers

First-time investors pay an initial sales charge of approximately 1% when they buy. All investors pay a deferred sales charge in seven monthly installments of $2.50 per 1,000 units, deducted from the Portfolio's net asset value in each year of the Portfolio's two-year life.


                                      As a % of Initial         Amount per
                                       Public Offering         1,000 Units
                                           Price
______________________________________________________________________________
Initial Sales Charge                       1.00%                 $10.00

Annual Deferred Sales Charge               1.75%                 $17.50
(per year x 2 years)
                                           ============================
Maximum Sales Charge                       4.50%                $45.00

Estimated Annual Operating Expenses
(as a % of net assets)                     .317%                $3.14
______________________________________________________________________________

If you sell your investment before the final deferred sales charge installment in either the first or second year, the remaining deferred sales charges for that year will be deducted, along with the estimated cost of selling Portfolio stocks. If you roll over into a successor Portfolio, if available, the initial charge of 1% is waived. You only pay the deferred charge and operating expenses.

Volume Purchase Discounts

For larger purchases, the cumulative sales charges are reduced to put more of your investment dollars to work for you.


						  Total Sales Charge
Amount                                           as a % of the Public
Purchased                                           Offering Price
______________________________________________________________________________
Less than $50,000                                      4.50%
$50,000 to $99,999                                     4.25%
$100,000 to $249,999                                   3.75%
$250,000 to $999,999                                   3.50%
$1,000,000 or more                                     2.75%
______________________________________________________________________________

Select Now!

You can get started with the Tele-Global Trust 3 with as little as $250. Call your financial professional for a free prospectus containing more complete information, including all charges and expenses. Please read the prospectus carefully before investing.

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Information contained herein is subject to amendment.  A registration statement relating to the stocks of the next Portfolio has been filed with the Securities and Exchange Commission. The stocks of that Portfolio may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This brochure shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these stocks in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.
It is likely that the portfolio of the next series will differ from that of the series described in this brochure.

                                               Smith Barney Inc.
                                               Member SIPC